Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	5 Months Ended
Dec. 31, 2020 USD ($)
Schedule of changes in the fair value of warrant liabilities [Abstract]
Derivative warrant liabilities at beginning
Issuance of Public and Private Warrants	16,090,000
Additional warrant liabilities	1,469,100
Change in fair value of derivative warrant liabilities	31,750,900
Derivative warrant liabilities at ending	$ 49,310,000